Supplemental disclosure of cash flow information	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Supplemental disclosure of cash flow information
11.	Supplemental disclosure of cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(607)	427	494	(684)
Inventory	767	501	1,009	894
Prepaid expenses and other current assets	(225)	368	(66)	248
Payables and accrued liabilities	(2,188)	565	(1,950)	442
Deferred revenues	(3)	-	-	-
Provision for restructuring and other costs	(23)	1	(313)	1
Employee future benefits	(146)	(44)	(272)	(44)
	(2,425)	1,818	(1,098)	857

Additions of property and equipment of $0.5 million for the year ended December 31, 2024 were acquired on deferred payment terms, the settlement of which was made during six-months ended June 30, 2025, resulting in a nil balance as at June 30, 2025.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of June 30, 2025, and for the three months ended June 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)